Document and Entity Information	5 Months Ended
Jun. 03, 2014
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 03, 2014
Entity Registrant Name	PROSHARES TRUST II
Entity Central Index Key	0001415311
Entity Filer Category	Large Accelerated Filer